CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2020	¥ 98,502		¥ 1,801,940,071		¥ (43,016,027)		¥ (765,648,302)		¥ 993,374,244
Beginning balance (in shares) at Dec. 31, 2020 | shares	152,360,452	152,360,452
Increase (decrease) in shareholders' deficit
Net income (loss)							225,820,409		225,820,409
Foreign currency translation adjustment, net of nil income taxes					(9,657,187)				(9,657,187)
Unrealized holding gains on available-for-sale security, net of income taxes					17,427,865				17,427,865
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(15,875,681)				(15,875,681)
Share-based compensation			47,218,156						47,218,156
Exercise of share-based awards	¥ 852		6,245,532						6,246,384
Exercise of share-based awards (in shares) | shares	1,320,378	1,320,378
Ending balance at Dec. 31, 2021	¥ 99,354		1,855,403,759		(51,121,030)		(539,827,893)		1,264,554,190
Ending balance (in shares) at Dec. 31, 2021 | shares	153,680,830	153,680,830
Increase (decrease) in shareholders' deficit
Net income (loss)							(49,462,929)		(49,462,929)
Foreign currency translation adjustment, net of nil income taxes					37,342,724				37,342,724
Unrealized holding gains on available-for-sale security, net of income taxes					6,460,896				6,460,896
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(9,219,276)				(9,219,276)
Share-based compensation			58,219,186						58,219,186
Exercise of share-based awards	¥ 390		2,202,696						2,203,086
Exercise of share-based awards (in shares) | shares	580,732	580,732
Ending balance at Dec. 31, 2022	¥ 99,744		1,915,825,641		(16,536,686)		(589,290,822)		1,310,097,877
Ending balance (in shares) at Dec. 31, 2022 | shares	154,261,562	154,261,562
Increase (decrease) in shareholders' deficit
Net income (loss)							(271,835,982)		(271,835,982)	$ (38,287,297)
Foreign currency translation adjustment, net of nil income taxes					7,386,368				7,386,368	1,040,348
Unrealized holding gains on available-for-sale security, net of income taxes					17,454				17,454	2,458
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(362,810)				(362,810)	(51,100)
Share-based compensation			47,659,304						47,659,304
Exercise of share-based awards	¥ 603		653,420						654,023
Exercise of share-based awards (in shares) | shares	855,468	855,468
Ending balance at Dec. 31, 2023	¥ 100,347	$ 14,134	¥ 1,964,138,365	$ 276,643,103	¥ (9,495,674)	$ (1,337,438)	¥ (861,126,804)	$ (121,287,174)	¥ 1,093,616,234	$ 154,032,625
Ending balance (in shares) at Dec. 31, 2023 | shares	155,117,030	155,117,030